PROVISIONS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in provisions
Provision beginning of the period	₽ (24,767)	₽ (18,588)	₽ (16,287)
Arising during the year	(31,485)	(22,125)	(19,755)
Utilised	20,698	15,186	16,709
Discount rate adjustment and imputed interest (change in estimates)	(173)	(141)	(70)
Unused amounts reversed	4,940	1,292	510
Arising due to acquisitions of subsidiaries	(284)	(369)
Disposal of Nvision Group			369
Other	26	(22)	(64)
Provision end of the period	(31,045)	(24,767)	(18,588)
Current portion	(23,757)	(17,479)	(13,460)
Non-current portion	(7,288)	(7,288)	(5,128)
Tax provisions other than for income tax
Changes in provisions
Provision beginning of the period	(254)	(621)	(563)
Arising during the year	(88)	(74)	(211)
Utilised	24	161	29
Discount rate adjustment and imputed interest (change in estimates)			1
Unused amounts reversed	132	488	8
Arising due to acquisitions of subsidiaries	(117)	(207)
Disposal of Nvision Group			115
Other		(1)
Provision end of the period	(303)	(254)	(621)
Current portion	(303)	(254)	(621)
Provision for decommissioning and restoration
Changes in provisions
Provision beginning of the period	(7,490)	(5,273)	(4,788)
Arising during the year	(2,118)	(2,329)	(914)
Utilised	68	31	54
Discount rate adjustment and imputed interest (change in estimates)	(173)	(145)	(138)
Unused amounts reversed	4,597	226	513
Other	20
Provision end of the period	(5,096)	(7,490)	(5,273)
Current portion	(133)	(284)	(229)
Non-current portion	(4,963)	(7,206)	(5,044)
Employee bonuses and other rewards
Changes in provisions
Provision beginning of the period	(12,394)	(8,199)	(10,043)
Arising during the year	(23,513)	(17,860)	(14,770)
Utilised	17,537	13,258	16,489
Discount rate adjustment and imputed interest (change in estimates)		4	67
Unused amounts reversed	205	580	(125)
Arising due to acquisitions of subsidiaries	(160)	(159)
Disposal of Nvision Group			245
Other		(18)	(62)
Provision end of the period	(18,325)	(12,394)	(8,199)
Current portion	(16,000)	(12,312)	(8,115)
Non-current portion	(2,325)	(82)	(84)
Litigations and Other provisions
Changes in provisions
Provision beginning of the period	(4,629)	(4,495)	(893)
Arising during the year	(5,766)	(1,862)	(3,860)
Utilised	3,069	1,736	137
Unused amounts reversed	6	(2)	114
Arising due to acquisitions of subsidiaries	(7)	(3)
Disposal of Nvision Group			9
Other	6	(3)	(2)
Provision end of the period	(7,321)	(4,629)	(4,495)
Current portion	₽ (7,321)	₽ (4,629)	₽ (4,495)